Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 23,465	$ 31,063	$ 17,338
Deferred	581	(3,373)	911
Income tax expense	$ 24,046	$ 27,690	$ 18,249